Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Operating Lease	The following table summarizes quantitative information about the Company’s operating leases for the years ended December 31, 2023 and 2022 (dollars in thousands):
	Year Ended December 31,
	2023	2022
Operating cash flows used in operating leases	$744	$594
Right-of-use assets exchanged for operating lease liabilities	$483	$1,565
Weighted average remaining lease term (in years)	1.0	1.5
Weighted average discount rate	8.5%	8.5%

Schedule of General and Administrative Expense	The following table provides the components of the Company’s lease cost included in general and administrative expense in the consolidated statement of operations (in thousands):
	Year Ended December 31,
	2023	2022
Operating leases
Operating lease cost	$802	$590
Variable lease cost	357	126
Operating lease expense	1,159	716
Short-term lease rent expense	110	—
Total rent expense	$1,269	$716

Schedule of Non-Cancelable Operating Lease	As of December 31, 2023, future minimum payments under the non-cancelable operating leases were as follows (in thousands):
Year ending December 31, 2024	$894
Total	894
Less: imputed interest	(41)
Operating lease liabilities	$853